Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - CAD ($) $ in Thousands	9 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Operating activities:
Net loss for the period	$ (9,132)	$ (21,431)
Items not affecting cash:
Amortization and depreciation	4,156	4,702
Deferred income taxes	(582)	(676)
Accretion	15	3
Foreign exchange	118	(152)
Gain on investment	(21)	(27)
Share-based payments	1,298	1,307
Items not affecting cash	(4,148)	(16,274)
Amounts receivable	439	350
Inventory	(513)	(62)
Unbilled revenue	(416)	1
Prepaid expenses	184	(316)
Accounts payable and accrued liabilities	1,462	(715)
Sales and income taxes payable and receivable	339	(343)
Deferred revenue	1,050	(240)
Net cash used in operating activities	(1,603)	(17,599)
Investing activities:
Purchase of property and equipment	(270)	(1,033)
Security depost on leases	(157)	40
Deferred acquisition payment	(146)	(610)
Sale of QVQ Holdings BV shares	121	80
Net cash used in investing activities	(452)	(1,523)
Financing activities:
Proceeds on share issuance, net of transaction costs	935	715
Repayment of leases	(1,037)	(955)
Net cash used in financing activities	(102)	(240)
Decrease in cash during the period	(2,157)	(19,362)
Foreign exchange	80	724
Cash - beginning of the period	8,366	30,047
Cash - end of the period	6,289	11,409
Cash is comprised of:
Cash	6,204	11,324
Restricted cash	85	85
Cash paid for interest	0	263
Cash paid for income tax	$ 0	$ 591